ADMINISTRATION OF PLAN ASSETS	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
ADMINISTRATION OF PLAN ASSETS [Abstract]
ADMINISTRATION OF PLAN ASSETS
7.
ADMINISTRATION OF PLAN ASSETS

The Plan’s assets are administered under a contract with Transamerica since June 1, 2017. Transamerica invests funds received from contributions, investment sales, interest, and dividend income and makes distribution payments to participants.

Certain administrative functions are performed by officers or employees of the Plan’s sponsor. No such officer or employee receives compensation from the Plan.